Shareholder Fees	Feb. 27, 2026
Recurrent MLP & Infrastructure Fund | Recurrent MLP & Infrastructure Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%